DUE FROM/TO AFFILIATES	3 Months Ended	12 Months Ended
	Jan. 31, 2015	Oct. 31, 2014
Receivables [Abstract]
Due to and from Broker-Dealers and Clearing Organizations Disclosure [Text Block]
NOTE 7: DUE FROM/TO AFFILIATES

During the normal course of business, the Company receives and/or makes advances for operating expenses to/from its parent Company, Next 1 Interactive, Inc. As of January 31, 2015, the Company is due $337,093 as a result of such transactions.

NOTE 7: DUE FROM/TO AFFILIATES

During the normal course of business, the Company receives and/or makes advances for operating expenses to/from our parent Company, Next 1 Interactive, Inc. As of October 31, 2014 and 2013, the Company is due $131,086 and $4,199, respectively as a result of such transactions.